Stock Option Plan (Details Narrative) - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Aug. 05, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting stock option	7,896,284			6,882,575
Aggregate intrinsic value, outstanding				$ 11,256,034
Risk-free interest rate	0.14%	0.13%		0.13%	1.58%
Weighted average period	6 years 3 months	6 years 3 months		2 years 4 months 13 days
Expected dividend	0.00%	0.00%		0.00%	0.00%
Estimated volatility	99.70%	106.10%		106.10%	102.90%
Stock options forfeitures	651,527
Non-vested stock options	$ 4,200,000
Expected term	2 years 4 months 2 days		6 years 3 months	6 years 3 months
Stock option vested	5 years 8 months 4 days			4 years 11 months 26 days
Weighted-average contractual term vested options	4 years 8 months 26 days
Number of Non-vested Stock Options Outstanding, Vested	837,319	791,367		6,882,575	6,021,528
Number of shares authorized to issuance					16,000,000	8,000,000
Aggregate intrinsic value, unvested				$ 1,315,588
Aggregate intrinsic value, exercisable				9,940,446
Aggregate intrinsic value, vested				9,940,446
Unrecognized compensation expense				$ 2,592,025
Stock option outstanding				5 years 11 months 8 days
Shares vested				861,047	636,530
Stock Option Grant Plan 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized						8,000,000
Number of authorized shares increase						16,000,000
Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value, outstanding	$ 41,291,069
Unvested	7,209,646
Vested and exercisable	$ 34,081,423